FHLB Advances And Other Debt (Schedule Of FHLB Advances And Other Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
2020, FHLB Weighted Average Rate
2021, FHLB Weighted Average Rate	1.63%
2022, FHLB Weighted Average Rate	1.16%
2023, FHLB Weighted Average Rate	0.92%
2024, FHLB Weighted Average Rate	1.90%
FRB PPPLF advances, Weighted Average Rate	0.35%
2020, FHLB fixed rate advances		$ 4,500
2021, FHLB fixed rate advances	7,500	4,000
2022, FHLB fixed rate advances	10,000	1,500
2023, FHLB fixed rate advances	3,500	6,500
2024, FHLB fixed rate advances	6,500
Total FHLB fixed rate advances	27,500	16,500
FRB PPPLF advances	107,413
Total variable rate other debt	79,513	12,517
Total	$ 214,426	29,017
Holding Company Credit Facility [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Variable rate other debt, Weighted Average Rate	4.00%
Total variable rate other debt	$ 9,500	5,000
Warehouse Facility One [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Variable rate other debt, Weighted Average Rate	3.50%
Total variable rate other debt	$ 70,013	$ 7,517